Correction of Immaterial Errors	6 Months Ended
Jun. 30, 2026
Correction of Immaterial Errors [Abstract]
Correction of immaterial errors

Note 20. Correction of immaterial errors

In connection with the preparation of these condensed consolidated financial statements, the Company identified two errors affecting its previously issued consolidated financial statements. Specifically, transaction costs directly attributable to the issuance of its debentures were not being amortized over the life of the instrument, and the Company’s calculation of basic and diluted net loss per share improperly used total consolidated net loss as the numerator instead of net loss attributable to the ordinary equity holders of the Company.

The Company has evaluated the effect of the incorrect presentation, both qualitatively and quantitatively, and concluded that it did not have a material impact individually or in the aggregate, as evaluated under the Securities and Exchange Commission Staff Bulletin No. 99, Materiality and IAS 8, Accounting Policies, Changes in Accounting Estimates and Error on the previously filed annual consolidated financial statements.

The following are selected line items illustrating the effects of the error corrections:

Consolidated statement of financial position

	As of December 31, 2025
	As previously reported	Adjustment	As adjusted
Debentures	7,992	2,384	10,376
Accumulated losses	(638,034)	(2,384)	(640,418)
Total shareholders’ deficit	(154,819)	(2,384)	(157,203)

Consolidated statement of loss and comprehensive loss

	Six months ended June 30, 2025
	As previously reported	Adjustment	As adjusted
Financial income and expense, net	(20,896)	(170)	(21,066)
Net loss	(57,307)	(170)	(57,477)
Net loss attributed to: Owners of the Company	(59,961)	(170)	(60,131)

	Six months ended June 30, 2025
Loss Per Share Calculations	As previously reported	Adjustment	As adjusted
Net loss	(57,307)	(2,824)	(60,131)
Weighted average shares outstanding, basic and diluted	9,225,784	-	9,225,784
Net loss per ordinary share — basic and diluted	(6.21)	(0.31)	(6.52)